Consolidated Statements of Comprehensive Loss Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				144 Months Ended	150 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD
Revenues:
Sales									6,000	6,000
less cost of sales									(1,000)	(1,000)
Gross profit									5,000	5,000
Other income
Interest income - related entity					75,000	72,000		136,000	513,000	441,000
Interest income - other	22,000	45,000	38,000	80,000	167,000	161,000		506,000	9,783,000	8,928,000
Other					61,000	59,000		591,000	1,742,000	12,000
Total other income	22,000	45,000	38,000	80,000	303,000	292,000		1,233,000	12,038,000	9,381,000
Costs and expenses:
Legal, accounting and professional	204,000	738,000	271,000	1,274,000	1,857,000	1,790,000		797,000	5,422,000	5,173,000
Exploration expenditure	613,000	1,542,000	1,241,000	2,794,000	7,849,000	7,566,000		15,033,000	93,084,000	73,995,000
Aircraft costs	93,000	142,000	364,000	368,000	797,000	769,000		934,000	3,584,000	3,948,000
Stock based compensation		11,000		25,000	46,000	44,000	460,000	452,000		12,817,000
Interest expense	287,000	449,000	639,000	555,000	1,310,000	1,263,000		292,000	1,826,000	2,452,000
Financing costs	31,000	125,000	170,000	609,000	6,489,000	6,256,000			6,256,000	6,426,000
Impairment of investment									327,000	327,000
Amortization of mineral rights		349,000	350,000	699,000	1,450,000	1,398,000		1,398,000	4,777,000	5,128,000
Administration expenses	848,000	1,368,000	1,715,000	3,008,000	8,284,000	7,987,000		8,084,000	56,971,000	43,778,000
Total costs and expenses	2,076,000	4,375,000	4,400,000	8,633,000	(28,036,000)	(27,029,000)		(26,538,000)	(172,247,000)	148,916,000
(Loss) from operations	(2,054,000)	(4,330,000)	(4,362,000)	(8,553,000)	(27,733,000)	(26,737,000)		(25,305,000)	(160,204,000)	(139,530,000)
Foreign currency exchange gain/(loss)	(217,000)	(83,000)	(222,000)	(25,000)	(18,000)	(16,000)		(45,000)	(167,000)	(444,000)
Adjustment to fair value on stepped acquisition									2,201,000	2,201,000
Impairment of equity investment				(471,000)	(718,000)	(692,000)		(5,654,000)	(6,346,000)	(6,125,000)
Impairment of other investment								(719,000)	(719,000)	(719,000)
Recovery of (provision for) allowance for doubtful receivables	1,595,000	859,000	434,000	1,803,000	2,427,000	2,340,000		(6,839,000)	(4,499,000)	(2,870,000)
Realized/unrealised gain/(loss) on marketable securities	(39,000)		(39,000)							147,000
Realised gain(loss) on marketable securities								(66,000)	186,000
Loss on other investments								(371,000)	(371,000)	(371,000)
Gain/(loss) from sale of property and equipment	17,000	19,000	(9,000)	19,000	98,000	94,000		(168,000)	(74,000)	(83,000)
Writeoff/writedown of assets	(15,000)	(3,000)	(960,000)	(3,000)	(338,000)	(326,000)		(34,000)	(605,000)	(1,562,000)
(Loss) before income taxes and equity in losses of unconsolidated entities	(713,000)	(3,538,000)	(5,158,000)	(7,230,000)	(26,282,000)	(25,337,000)		(39,201,000)	(170,598,000)	(151,557,000)
Benefit from /(provision) for income taxes			32,000	(650,000)	(674,000)	(650,000)			(650,000)	(618,000)
(Loss) from continuing operations before equity in (losses) of unconsolidated entities	(713,000)	(3,538,000)	(5,126,000)	(7,880,000)	(26,956,000)	(25,987,000)		(39,201,000)	(171,248,000)	(152,175,000)
Equity in (losses) of unconsolidated entity				(124,000)	(451,000)	(435,000)		(7,495,000)	(9,716,000)	(8,750,000)
Net (loss) from continuing operations	(713,000)	(3,538,000)	(5,126,000)	(8,004,000)		(18,759,000)		(39,130,000)		(160,925,000)
Net (loss)			(5,126,000)	(8,004,000)	(27,407,000)	(26,422,000)		(46,696,000)	(180,964,000)	(160,925,000)
Discontinued operations
Gain on disposal of discontinued operations			9,194,000							9,194,000
Equity in (losses) of unconsolidated entities		(129,000)	(25,000)	(185,000)						(991,000)
Net (loss) from discontinued operations		165,000	(2,723,000)	(1,524,000)						(24,345,000)
Amortization of mineral rights		(349,000)	(350,000)	(699,000)	(1,450,000)	(1,398,000)		(1,398,000)	(4,777,000)	(5,128,000)
Adjustment to fair value on stepped acquisition									2,201,000	2,201,000
Net profit/(loss) attributable to non-controlling interests of discontinued operations		(109,000)	1,152,000	593,000						12,189,000
Net income/(loss) from discontinued operations		(422,000)	7,248,000	(1,815,000)		(4,661,000)		(4,084,000)		(6,880,000)
Net (gain)/loss attributable to non-controlling interests			1,152,000		3,114,000	3,002,000		2,619,000	11,037,000
Net income/(loss) attributable to Legend stockholders	(713,000)	(3,960,000)	2,122,000	(9,819,000)	(24,293,000)	(23,420,000)		(44,077,000)	(169,927,000)	(167,805,000)
Other Comprehensive Income/(Loss)
Foreign currency translation adjustments								863,000	(1,063,000)	(1,063,000)
Comprehensive income/(loss) attributable to Legend stockholders	(713,000)	(3,960,000)	2,122,000	(9,819,000)	$ (24,293,000)	(23,420,000)		(43,214,000)	(170,990,000)	(168,868,000)
Amounts attributable to Legend stockholders:
Net gain/(loss) from continuing operations per share	0.00	(0.02)	(0.02)	(0.03)						(1.27)
Net gain/(loss) from discontinued operations per share	0.00	0.00	0.03	(0.01)						(0.06)
Basic and diluted net gain/(loss) per common equivalent shares	0.00	(0.02)	0.01	(0.04)	$ (0.10)	(0.10)		(0.19)	(1.43)	(1.33)
Weighted average number of common equivalent shares used in per share calculations	314,405	226,905	291,852	226,656	237,913	237,913	226,405	226,405	119,926	127,343